(15) Related-party Transactions: Schedule of Related Party Transactions (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Due to Related Parties	$ 2,700,000	$ 60,000
Current portion of long-term related-party debt	(2,700,000)	(60,000)
Related Party - Loan Agreement
Due to Related Parties	1,200,000
Related Party - Promissory Note
Due to Related Parties	1,500,000
Related Party - Convertible Debenture
Due to Related Parties		$ 60,000